Bonds Payable - Current and Non-Current (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instrument [Abstract]
Unsecured bonds	$ 100,000	$ 100,000
Less: Current portion	(100,000)	0
Non-current portion bonds payable	$ 0	$ 100,000